Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Rental expenses	$ 13,683,638	$ 7,500,451	$ 3,153,903
Minimum lease payments under non-cancellable leases
Year ending December 31, 2014	18,634,366
Year ending December 31, 2015	14,160,517
Year ending December 31, 2016	14,278,154
Year ending December 31, 2017	12,241,088
Year ending December 31, 2018	10,977,795
Over December 31, 2018	13,695,794
Total minimum lease payments	83,987,714
Capital commitment
Commitment capital expenditures	14,337,967
Contingencies
Accrued under-paid social welfare payments required under applicable PRC labor laws	$ 2,954,756	$ 2,189,601